Supplement dated February 8, 2021 to Prospectus dated May 1, 2020
Product Name	Prospectus Form #/Date
RiverSource ® Variable Universal Life Insurance III	S-6189 CG (5/20) / May 1, 2020
RiverSource ® Variable Universal Life Insurance	S-6194 CG (5/20) / May 1, 2020
RiverSource ® Variable Universal Life IV / RiverSource® Variable Universal Life IV – Estate Series	S-6418 CG (5/20) / May 1, 2020
The following information describes changes to certain investment options offered under certain variable life insurance policies listed above. Please retain this supplement with your latest printed prospectus for future reference. Except as modified in this supplement, all other terms and information in the prospectus remain in effect and unchanged.
Effective February 8, 2021, the current description of the Invesco Oppenheimer V.I. Discovery Mid Cap Fund, Series I Shares in the table in “The Variable Account and the Funds” section of the prospectus is replaced with the following:
Investing In	Investment Objective and Policies	Investment Adviser
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares	Seeks capital appreciation.	Invesco Advisers, Inc.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6418-34 A (02/21)
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